Derivative Warrant Liabilities - Schedule of Warrants Outstanding and Exercisable (Details) - Warrant [Member]	6 Months Ended
Sep. 30, 2025 $ / shares shares
Schedule of Warrants Outstanding and Exercisable [Line Items]
Exercise Price (in Dollars per share) | $ / shares	$ 6,874.13
Number of warrants Outstanding	20,762
Number of Warrants Exercisable	20,762
Expiry Date	Jan. 25, 2029